Financial risk management and financial instruments - Significant Derivatives Sensitivity Analysis (Details) R in Millions	12 Months Ended
	Jun. 30, 2019 ZAR (R) $ / gal R / $	Jun. 30, 2018 ZAR (R) $ / bbl R / $
Ethane swaps | Volatility
Financial risk management and financial instruments
Increase in significant input variable (as a percent)	2.00%
Decrease in significant input variable (as a percent)	(2.00%)
Impact on fair value from increase in significant input variable	R 90
Impact on fair value from decrease in significant input variable	R (82)
Ethane swaps | Commodity price
Financial risk management and financial instruments
Increase in price or rate assumption | $ / gal	0.02
Decrease in price or rate assumption | $ / gal	(0.02)
Impact on fair value from increase in significant input variable	R 146
Impact on fair value from decrease in significant input variable	R (146)
Crude oil options | Volatility
Financial risk management and financial instruments
Increase in significant input variable (as a percent)		2.00%
Decrease in significant input variable (as a percent)		(2.00%)
Impact on fair value from increase in significant input variable		R 88
Impact on fair value from decrease in significant input variable		R (80)
Crude oil options | Commodity price
Financial risk management and financial instruments
Increase in price or rate assumption | $ / bbl		2
Decrease in price or rate assumption | $ / bbl		(2)
Impact on fair value from increase in significant input variable		R (68)
Impact on fair value from decrease in significant input variable		R 81
Zero-cost collar | Volatility
Financial risk management and financial instruments
Increase in significant input variable (as a percent)	2.00%	2.00%
Decrease in significant input variable (as a percent)	(2.00%)	(2.00%)
Impact on fair value from increase in significant input variable	R 115	R 27
Impact on fair value from decrease in significant input variable	R (125)	R (22)
Zero-cost collar | USD/ZAR spot price
Financial risk management and financial instruments
Decrease in price or rate assumption | R / $	(1)	(1)
Impact on fair value from decrease in significant input variable	R 2,495	R 2,731
Minimum weakening of exchange rate for fair value impact | R / $	2.55
Gain (loss) for derivatives settled at spot price between cap and floor	R 0
Derivative cap | R / $	16.63
Interest rate swaps | USD Libor curve
Financial risk management and financial instruments
Increase in significant input variable (as a percent)	0.50%	0.50%
Decrease in significant input variable (as a percent)	(0.50%)	(0.50%)
Impact on fair value from increase in significant input variable	R 754	R 866
Impact on fair value from decrease in significant input variable	R (748)	R (865)